SUBSEQUENT EVENTS (Details) $ in Thousands, £ in Millions				1 Months Ended		12 Months Ended
	Jan. 28, 2021 CAD ($) a	Jan. 28, 2021 GBP (£) a	Jan. 04, 2021 CAD ($)	Feb. 28, 2021 CAD ($)	Jan. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($) Property	Dec. 31, 2019 CAD ($) Property
SUBSEQUENT EVENTS
Number of properties disposed | Property						3	13
Gross proceeds						$ 31,276	$ 105,765
Monthly distributions paid and payable in cash						163,064	136,897
Principal issued and outstanding						$ 2,185,949	$ 1,189,816
2021 Debentures
SUBSEQUENT EVENTS
Principal issued and outstanding			$ 250,000
Acquisition of property | Georgia
SUBSEQUENT EVENTS
Investment properties					$ 0
Distributions
SUBSEQUENT EVENTS
Monthly distributions paid and payable in cash				$ 15,400	$ 15,400
Debenture redemption | 2021 Debentures
SUBSEQUENT EVENTS
Redemption price of debentures			254,000
Debenture redemption | 2021 Debentures | Cross Currency Interest Rate Swap2021 [Member] | July 5 2021
SUBSEQUENT EVENTS
Mark to market liability settled			$ 17,700
Disposal of assets
SUBSEQUENT EVENTS
Number of properties disposed | a	1	1
Gross proceeds	$ 10,600	£ 6.0